U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
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1.       Name and address of issuer:        Life of Virginia Series Fund, Inc.
                             6610 West Broad Street
                            Richmond, Virginia 23230

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2.       Name of each series or class of funds for which this notice is filed:

         Common Stock Index Portfolio                International Equity Portfolio
         Government Securities Portfolio             Real Estate Securities Portfolio
         Money Market Portfolio
         Total Return Portfolio

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3.       Investment Company Act File Number:         811-4041

         Securities Act File Number:                 2-91369

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4.       Last day of fiscal year for which this notice is filed:       December 31, 1996

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5.       Check box if this  notice is being  filed  more than 180 days after the close of the issuer's fiscal year for purposes of reporting  securities sold after the close of the fiscal year but before  termination  of the issuer's 24f-2 declaration:
                                                                                                 |-|
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6.       Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see instruction A.6):
                                    Not applicable.

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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                    Not applicable.

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8.       Number and amount of securities registered during the fiscal year other than pursuant to Rule
         24f-2:
                                    Not applicable.

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9.       Number and aggregate sale price of securities sold during the fiscal year:

                                    $36,555,000

 (Does not include shares sold to variable life insurance and variable annuity separate accounts)




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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                    $36,555,000*

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11.      Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                    Not applicable.

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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year in reliance on Rule 24f-2 (from Item 10):                      $ 36,555,000 *
                                                                                        ------------

         (ii)     Aggregate price of shares issued in connection with
                  dividend reinvestment plans (from Item 11, if
                  applicable):                                                        $  0
                                                                                        --

         (iii)    Aggregate price of shares redeemed or repurchased
                  during the fiscal year (if applicable):                             $  175,913,069 *
                                                                                        --------------

         (iv)     Aggregate price of shares redeemed or repurchased and
                  previously applied as a reduction to filing fees pursuant
                  to Rule 24e-2 (if applicable):                                      $  0
                                                                                        --

         (v)      Net aggregate price of securities sold and issued during
                  the fiscal year in reliance on Rule 24f-2 [(line (i), plus
                  line (ii), less line (iii), plus line (iv)] (if applicable):        $  (139,363,069)
                                                                                        --------------

         (vi)     Multiplier prescribed by Section 6(b) of the Securities
                  Act of 1933 or other applicable law or regulation (see
                  Instruction C.6):                                                   x       1/3300

         (vii)    Fee due [line (i) or line (v) multiplied by line (vii)]:            $     0
                                                                                        =====


   Instruction:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  (See Instruction C.3.)

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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                                                 ----
         Date of mailing or wire  transfer  of filing  fees to the  Commission's lockbox depository:

                                    Not Applicable


   * Does not include shares sold to variable life insurance and variable annuity separate accounts



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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in thecapacities and on the dates indicated.


         By (Signature and Title)*  /S/ JOHN J. PALMER

                            John J. Palmer, President


         Date   2/21/97



         * Please print the name and title of the signing officer below the signature.

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